Financial risk management objectives and policies - Liquidity Risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
On demand
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	¥ 99,082
Financial liabilities included in accrued expenses and other current liabilities	542,618
Amounts due to related parties	4,045
On demand | Predecessor
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables		¥ 76,107
Financial liabilities included in accrued expenses and other current liabilities		616,526
Amounts due to related parties		2,541
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings	550,056
Lease liabilities	193,041
Within one year | Predecessor
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings		40,463
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings	143,023
Lease liabilities	177,846
Between 1 and 2 years | Predecessor
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings		74,398
In the third to fifth year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings	865,053
Lease liabilities	516,066
In the third to fifth year | Predecessor
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings		262,333
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings	1,712,493
Lease liabilities	¥ 1,868,076
Over 5 years | Predecessor
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings		¥ 159,068